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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: March 31, 2009

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                         [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                      ChinaRock Capital Management Limited
                            2804 One Exchange Square,
                                8 Connaught Place
                               Central, Hong Kong

                     c/o Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                         San Francisco, California 94111

                         Form 13F File Number: 028-12617

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                              Authorized Signatory
                                 (415) 421-2132





                               /s/ Mark C. Wehrly
                            _________________________
                            San Francisco, California
                                  May 15, 2009



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        2

                    Form 13 F Information Table Entry Total:

                                        6

                    Form 13 F Information Table Value Total:

                               $48,466 (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-03896
Name:  Farallon Capital Management, L.L.C.

No. 2
Form 13F File Number: 028-06372
Name:  Farallon Partners, L.L.C.

                                                      FORM 13F INFORMATION TABLE
                                                        VALUE       SHARES/      SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT      PRN CALL DSCRETN MANAGERS SOLE  SHARED      NONE
--------------------------- ---------------- --------- ------------ ------------ --- ---- ------- -------- ----- ----------- ----
HURRAY HLDGS CO LTD         SPONSORED ADR    447773102        3,121    2,108,910 SH       OTHER   01-02            2,108,910
LINKTONE LTD                ADR              535925101        1,278      881,095 SH       OTHER   01-02              881,095
NETEASE COM INC             SPONSORED ADR    64110W102        3,804      141,660 SH       OTHER   01-02              141,660
SINA CORP                   NOTE 7/1         82922RAB9       24,861   22,000,000 PRN      OTHER   01-02           22,000,000
SPDR TR                     UNIT SER 1       78462F103        3,976       50,000 SH  PUT  OTHER   01-02               50,000
SUNTECH PWR HLDGS CO LTD    NOTE 0.250% 2/1  86800CAC8       11,426   12,500,000 PRN      OTHER   01-02           12,500,000